Intangibles, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

As of September 30, 2023 and December 31, 2022, intangible assets, net, other than goodwill, consist of the following:

Name	Estimated Life (Years)	Balance as of December 31, 2022	Additions	Amortization	Balance as of September 30, 2023
Intellectual property/technology	5-7	$4,473,861	$—	$(606,726)	$3,867,135
Customer base	3-10	2,885,657	—	(853,248)	2,032,409
Tradenames and trademarks	5-10	1,757,891	—	(155,958)	1,601,933
Non-compete agreement	2-4	335,933	—	(335,933)	—
Platform development costs	3	1,332,516	297,596	(529,378)	1,100,734
Internal use software costs	3	721,795	171,516	(252,863)	640,448
Intangibles assets, net		$11,507,653	$469,112	$(2,734,106)	$9,242,659

As of December 31, 2022, intangible assets, net, other than goodwill, consist of following:

Name	Estimated Life (Years)	Balance as of December 31, 2021	Additions	Amortization	Balance as of December 31, 2022
Intellectual property/technology	5-7	$5,427,294	$—	$(953,433)	$4,473,861
Customer base	3-10	4,047,319	—	(1,161,662)	2,885,657
Tradenames and trademarks	5-10	1,985,236	—	(227,345)	1,757,891
Non-compete agreement	2-4	831,501	—	(495,568)	335,933
Platform development costs	3	995,880	817,029	(480,393)	1,332,516
Internal use software costs	3	278,264	618,061	(174,530)	721,795
Total intangible assets, net		$13,565,494	$1,435,090	$(3,492,931)	$11,507,653

As of December 31, 2021, intangible assets, net other than goodwill, consist of the following:

Name	Estimated Life (Years)	Balance as of December 31, 2020	Additions	Amortization	Balance as of December 31, 2021
Intellectual property/technology	5-7	$231,146	$5,671,026	$(474,878)	$5,427,294
Customer base	3-10	38,400	4,411,499	(402,580)	4,047,319
Tradenames and trademarks	5-10	31,040	2,082,338	(128,142)	1,985,236
Non-compete agreement	2-4	67,042	901,198	(136,739)	831,501
Platform development costs	3	72,899	1,097,808	(174,827)	995,880
Internal use software costs	3	—	278,264	—	278,264
Total intangible assets, net		$440,527	$14,442,133	$(1,317,166)	$13,565,494

Schedule of Intangible Assets Future Amortization Expenses

For the following years ending, the future amortization expenses consist of the following:

	For the Years Ending December 31,
Name	(rest of year) 2023	2024	2025	2026	2027	Thereafter	Total
Intellectual property/technology	$202,242	$808,968	$808,968	$808,968	$808,968	$429,021	$3,867,135
Customer base	284,417	889,364	141,145	141,145	141,145	435,193	2,032,409
Tradenames and trademarks	51,986	207,944	207,944	207,944	207,944	718,171	1,601,933
Platform development costs	190,040	586,950	281,613	42,131	—	—	1,100,734
Internal use software costs	83,192	355,947	180,461	20,848	—	—	640,448
Intangible assets, net	$811,877	$2,849,173	$1,620,131	$1,221,036	$1,158,057	$1,582,385	$9,242,659

 For the following years ending, the future amortization expenses consist of the following:

	For the Years Ending December 31,
	2023	2024	2025	2026	2027	Thereafter	Total
Intellectual property/ technology	$808,968	$808,968	$808,968	$808,968	$808,968	$429,021	$4,473,861
Customer base	1,137,663	889,364	141,145	141,145	141,145	435,195	2,885,657
Tradenames and trademarks	207,944	207,944	207,944	207,944	207,944	718,171	1,757,891
Non-compete agreement	335,933	—	—	—	—	—	335,933
Platform development costs	662,350	487,751	182,415	—	—	—	1,332,516
Internal use software costs	298,775	298,775	124,245	—	—	—	721,795
Total Intangible Assets, Net	$3,451,633	$2,692,802	$1,464,717	$1,158,057	$1,058,057	$1,582,387	$11,507,653